Annual Fund Operating Expenses	Oct. 20, 2026
xETFs Samsung Group ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 20, 2027
xETFs Samsung Group ETF | xETFs Samsung Group ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.49%
xETFs Hyundai Group ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 20, 2027
xETFs Hyundai Group ETF | xETFs Hyundai Group ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.49%

[1]	Teucrium Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to reduce the Fund’s management fee from 0.65% to 0.49% of the Fund’s average daily net assets until at least October 20, 2027. This agreement may be terminated only by, or with the consent of, the Listed Funds Trust (the “Trust”) Board of Trustees (the “Board”).
[2]	Estimated for the Fund’s initial fiscal year.